CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 42,973	$ 17,206
Receivables	27,374	12,864
Inventory (Note 3)	117,230	128,773
Prepaid expenses	39,116	21,911
Total Current Assets	226,693	180,754
Equipment (Note 4)	67,069	89,624
Intangible Assets (Note 5)	67,975	78,718
Total Assets	361,737	349,096
Current
Accounts payable and accrued liabilities (Note 7)	160,181	103,877
Due to related parties (Note 7)	1,469,663	911,438
Current portion of capital lease obligations (Note 6)	9,210	9,475
Total Current Liabilities	1,639,054	1,024,790
Deferred Revenue		3,188
Capital Lease Obligations (Note 6)	25,580	37,833
Total Liabilities	1,664,634	1,065,811
SHAREHOLDERS’ DEFICIENCY
Share Capital Authorized: 400,000,000 common shares, $0.001 par value; 100,000,000 preferred shares, $0.001 par value, and series as determined by directors. Common Stock – 71,128,456 common shares issued at December 31, 2018 and 2017	71,128	71,128
Preferred Stock – 9,891,800 preferred shares issued at December 31, 2018 and 2017	9,892	9,892
Additional Paid-in Capital	15,262,576	15,226,143
Deficit	(16,646,493)	(16,023,878)
Total Shareholders’ Deficiency	(1,302,897)	(716,715)
Total Liabilities and Shareholders’ Deficiency	$ 361,737	$ 349,096